Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation
Stock-Based Compensation

10.  Stock-Based Compensation

In 2012, the Board of Directors adopted the 2012 Stock Option and Restricted Stock Incentive Plan (the “2012 Plan”), which provides for the granting of incentive and nonqualified stock options, shares of restricted stock and other equity interests or awards in the Company. The Company only issued time-based vesting awards under the 2012 Plan.

In 2017, the Board approved the 2017 Equity Incentive Plan (the “2017 Plan”). No new awards have been issued under the 2012 Plan following the approval of the 2017 Plan. The 2017 Plan provides for the granting of incentive and nonqualified stock options, shares of restricted stock and other equity interests or awards in the Company. The Company issued time-based and performance-based vesting awards under the 2017 Plan. As of December 31, 2020, the total combined number of shares available for grant under the 2012 Plan and 2017 Plan was 10.1 million.

In 2020, the Board approved the 2020 Incentive Award Plan (the “2020 Plan”, together with the 2012 Plan and the 2017 Plan, the “Plans”). The 2020 Plan provides for the granting of incentive and nonqualified stock options, shares of restricted stock and other equity interests or awards in the Company. As of December 31, 2020, the total number of shares available for grant under the 2020 Plan was 35.1 million shares. The Company issued time-based and performance-based vesting awards under the 2020 Plan.

As of December 31, 2020, a share reserve established that the aggregate number of shares may not exceed 900.0 million shares under the Plans. Stock options are generally granted with an exercise price equal to the fair value of the common stock at the grant date with a 10-year contractual term. Incentive stock options may only be granted to employees and the exercise price shall not be less than the fair value of the stock on the grant date. For awards issued under the 2012 Plan, if an employee owns more than 10% of the combined voting stock of the Company, the exercise price may not be less than 110% of the fair market value of the stock on the grant date.

The Company has historically issued three types of stock-based compensation: time-based awards, long term incentive plan (“LTIP”) awards and performance-based stock compensation plan (“PSP”) awards. LTIP awards are performance-based equity awards that are used to establish longer-term performance objectives and incentivize management to meet those objectives. PSP awards are short-term performance-based equity awards which establish performance objectives related to one or two particular fiscal years. All stock-based compensation awards expire seven to ten years after the grant date.

Time-based awards generally vest over a four-year period in annual and/or quarterly installments and expire no later than ten years from the date of grant. Time-based options are valued using the Black-Scholes option-pricing model with the assumptions noted in the table below. The fair value of time-based restricted stock units (“RSUs”) is estimated on the grant date using the underlying share price.

PSP awards vest based on meeting both revenue and EBITDA targets. PSP awards have been issued under the terms of the 2017 Plan and 2020 Plan. PSP options are valued using the Black-Scholes option-pricing model with the assumptions noted in the table below. The fair value of PSP RSUs is estimated on the grant date using the underlying share price.

The fair value of each option is estimated on the grant date using the Black-Scholes option-pricing model and the assumptions noted in the table below. The fair value is recognized over the requisite service period of the awards, which is generally the vesting period. For awards with only service-based vesting conditions, the Company recognizes compensation cost using the straight-line method. Expected volatility is based on average volatility for a representative sample of comparable public companies.

The expected term represents the period of time that the options are expected to be outstanding. The expected term is estimated using the midpoint between the requisite service period and the contractual term of the option. The risk-free interest rate is estimated using the rate of return on U.S. treasury notes with a life that approximates the expected life of the option. The fair value of the stock options issued was measured using the following assumptions for the years ended December 31:

	2020	2019	2018
Risk free interest rate	0.41%	1.95%	2.80%
Expected term (in years)	6.11	6.02	6.11
Expected volatility	42.46%	41.48%	41.98%
Expected dividend yield	0.00%	0.00%	0.00%

For grants with market-based conditions, the fair value of each award was determined using a Monte Carole Simulation. The model uses multiple input variables that determined the probability of satisfying the market condition requirements as follows:

2020
Risk free interest rate	1.72%
Expected volatility	38.92%
Expected dividend yield	0.00%

The following table shows stock option activity for the year ended December 31, 2020, 2019, and 2018:

								Weighted	Weighted	Weighted
								Average	Average	Average
								Exercise	FMV	Remaining Term	Aggregate
								Price of	of	of Options	Intrinsic
	Time-based		PSP		LTIP		Total	Options	RSUs	(Years)	Value
	Options	RSUs	Options	RSUs	Options	RSUs
Outstanding at December 31, 2018	66,527	—	5,161	—	40,189	—	111,877	$0.84	$—	8.15	$69,765
Recapitalization impact	(43,003)	—	(3,336)	—	(25,978)	—	(72,317)	1.54	—	—	—
Outstanding at December 31, 2018	23,524	—	1,825	—	14,211	—	39,560	2.38	—	8.15	69,765
Granted	5,756	—	2,214	—	1,990	—	9,960	4.68	—	—	—
Exercised options / vested RSUs	(1,003)	—	(39)	—	—	—	(1,042)	1.16	—	—	—
Forfeited	(424)	—	(28)	—	—	—	(452)	3.36	—	—	—
Outstanding at December 31, 2019	27,853	—	3,972	—	16,201	—	48,026	2.86	—	7.64	203,431
Granted	4,781	3,816	—	907	—	28,354	37,858	4.11	34.63	—	—
Exercised options / vested RSUs	(11,621)	(149)	(932)	—	(2,347)	(15,554)	(30,603)	1.28	21.03	—	—
Forfeited	(494)	(119)	(17)	—	—	—	(630)	5.24	33.72	—	—
Outstanding at December 31, 2020	20,519	3,548	3,023	907	13,854	12,800	54,651	$3.57	$47.01	7.05	$2,410,943

As of December 31, 2020, total unrecognized stock-based compensation expense of $848.6 million related to granted and unvested share-based compensation arrangements is expected to be recognized over a weighted-average period of 2.2 years. The following table shows stock compensation expense for the years ended December 31, 2020, 2019, and 2018:

	Year ended			Year ended			Year ended
	December 31, 2020			December 31, 2019			December 31, 2018
	Options	RSUs	Total	Options	RSUs	Total	Options	RSUs	Total
Time Based	$8,176	$21,286	$29,462	$7,065	$—	$7,065	$7,210	$—	$7,210
PSP	1,633	21,275	22,908	5,222	—	5,222	—	—	—
LTIP (1)	9,552	255,116	264,668	5,326	—	5,326	—	—	—
B Shares (2)	8,000	—	8,000	—	—	—	—	—	—
Total	$27,361	$297,677	$325,038	$17,613	$—	$17,613	$7,210	$—	$7,210

(1) Resulting from amortization of stock-based compensation expense and anticipated achievement of share price targets

(2) Related to the Business Combination; Class B shares have no economic rights.

The weighted-average grant-date fair values of options granted during the years ended December 31, 2020 and 2019 were $2 per share. During the years ended December 31, 2020 and 2019, the Company received proceeds from the exercise of stock options of $27.6 million and $1.1 million, respectively, and the aggregate intrinsic value of those stock options exercised was $1,256 million and $3.4 million, respectively. The total grant date fair value of stock options that vested during the years ended December 31, 2020, 2019 and 2018 were $35.1 million and $9.8 million, respectively.

In September 2019, the Company issued warrants to a non-employee vendor providing marketing services. The warrant allows the vendor to purchase 0.3 million shares of common stock for an exercise price of $0.01 per share over a 5-year term. The warrants were issued for marketing services provided to the Company, were fully vested, and had no future requisite service period. Compensation cost of $0.4 million was recognized entirely in the year ended December 31, 2019. Compensation cost for this warrant is presented within general and administrative expenses in the consolidated statement of operations. As of December 31, 2019, the warrant remains unexercised.